Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

	Non-compete	Customer	Farmer		License	Website and	Computer		Intangible
	agreements	relationships	relationships	Patents	agreements	trademarks	software	Tradenames	assets	Goodwill	Total

Cost:

Balance as at March 31, 2019	$400,000	$4,100,000	$—	$360,820	$5,051,643	$—	$373,100	$—	$10,285,563	$6,750,626	$17,036,189
Additions through a business acquisition (note 4)	—	9,173,116	12,208,918	—	—	—	—	—	21,382,034	115,817,746	137,199,780
Additions	—	—	—	—	61,455	119,616	—	—	181,071	—	181,071
Effect of movements in exchange rates	—	642,160	854,680	—	—	—	—	—	1,496,840	8,107,771	9,604,611
Balance as at March 31, 2020	400,000	13,915,276	13,063,598	360,820	5,113,098	119,616	373,100	—	33,345,508	130,676,143	164,021,651

Additions through a business acquisition (note 4)	—	—	—	—	—	—	—	28,386,625	28,386,625	28,990,097	57,376,722
Additions	—	—	—	—	—	—	515,412	—	515,412	—	515,412
Effect of movements in exchange rates	—	—	—	—	—	—	—	(292,716)	(292,716)	(299,196)	(591,912)
Balance as at March 31, 2021	$400,000	$13,915,276	$13,063,598	$360,820	$5,113,098	$119,616	$888,512	$28,093,909	$61,954,829	$159,367,044	$221,321,873

Accumulated amortization:

Balance as at March 31, 2019	$400,000	$1,330,771	$—	$360,820	$533,278	$—	$10,096	$—	$2,634,965	$—	$2,634,965
Amortization for the year	—	1,030,433	2,745,599	—	1,145,681	4,578	74,619	—	5,000,910	—	5,000,910
Impairment loss	—	—	—	—	—	—	—	—	—	85,548,266	85,548,266
Effect of movements in exchange rates	—	33,923	157,423	—	—	—	—	—	191,346	2,794,703	2,986,049
Balance as at March 31, 2020	400,000	2,395,127	2,903,022	360,820	1,678,959	4,578	84,715	—	7,827,221	88,342,969	96,170,190

Amortization for the year	—	8,977,462	9,200,145	—	1,222,800	26,267	288,384	252,620	19,967,678	—	19,967,678
Impairment loss	—	—	—	—	—	—	—	—	—	35,567,246	35,567,246
Effect of movements in exchange rates	—	593,467	960,431	—	—	—	—	(937)	1,552,961	3,482,303	5,035,264
Balance as at March 31, 2021	$400,000	$11,966,056	$13,063,598	$360,820	$2,901,759	$30,845	$373,099	$251,683	$29,347,860	$127,392,518	$156,740,378

Net carrying amounts:

March 31, 2020	$—	$11,520,149	$10,160,576	$—	$3,434,139	$115,038	$288,385	$—	$25,518,287	$42,333,174	$67,851,461
March 31, 2021	—	1,949,220	—	—	2,211,339	88,771	515,413	27,842,226	32,606,969	31,974,526	64,581,495

Summary of Amortisation Expense has Recorded in Consolidated Statements of Loss and Comprehensive Loss

Amortization expense has been recorded in the following accounts in the consolidated statements of loss and comprehensive loss:

	Years ended
	March 31,	March 31,
	2021	2020

Cost of sales	$1,192,524	$40,384
Selling, general and administrative expenses	18,775,154	4,960,526
	$19,967,678	$5,000,910

Summary of Aggregate Amount of Goodwill is Allocated to Each CGU

The aggregate amount of goodwill is allocated to each CGU as follows:

	March 31,	March 31,
	2021	2020

Biodroga	$3,283,626	$3,283,626
SugarLeaf	—	39,049,548
Sprout Foods	28,690,900	—
	$31,974,526	$42,333,174
(a)	Annual impairment testing of Biodroga: